Note 17 - Exploration and Evaluation Assets (Details Textual) $ in Thousands			12 Months Ended
		Nov. 03, 2021 USD ($) ha oz t	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	Nov. 09, 2022 USD ($)	Nov. 07, 2022 oz t GT	Nov. 01, 2022 USD ($) oz
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, exploration and evaluation assets			$ 0	$ 467	[1]
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities			(1,837)	(2,596)		$ (5,717)
Maligreen [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, exploration and evaluation assets	[1]			$ (0)
Historic gold mined, mass (Ounce) | oz		20,000
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities		$ (4,000)
Exploration and evaluation work, period (Year)		30 years
Estimated meters of diamond core and percussion drilling		60,000
Estimated bulk metallurgical test work (Metric Ton) | t		3.5
Area of land (Hectare) | ha		550
Indicated mineral resources (Metric Ton) | t								8,030,000.00
Grade of indicated mineral resources (Gigaton) | GT								1.71
Estimated gold in mineral resources (Ounce) | oz								442,000
Inferred Mineral Resource (Metric Ton) | t								6,170,000
Grade of inferred mineral resources (Gigaton) | GT								2.12
Estimated gold in inferred mineral resource (Ounce) | oz								420,000
Bilboes [member]
Statement Line Items [Line Items]
Non cash acquisitions, exploration and evaluation assets			73,198
Non cash acquisitions, exploration and evaluation assets, decommissioned			1,618
Non cash acquisitions, exploration and evaluation assets, right of use assets			$ 40
Motapa [member]
Statement Line Items [Line Items]
Historic gold mined, mass (Ounce) | oz									300,000
Cash transferred							$ 41		$ 1,000
Financial liabilities recognised as of acquisition date									$ 0

[1]	Caledonia completed sufficient work to establish that the potential orebody at the Connemara North property would not meet Caledonia’s requirements in terms of size, grade and width. Accordingly, Caledonia did not exercise the option to acquire the property. The costs have been impaired to $Nil.